Related party transactions - significant transactions with related parties (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Net revenues	€ 108,187	€ 110,412	€ 105,730
Cost of revenues	93,164	95,011	89,710
Selling, general and other costs	6,455	7,318	7,177
Net financial expenses	1,005	1,056	1,345
Trade and other receivables	9,004	8,672
Trade payables	21,616	19,229
Debt	12,750	14,071
Joint ventures
Disclosure of transactions between related parties [line items]
Net revenues	2,774	3,387	4,023
Cost of revenues	2,110	2,618	2,808
Selling, general and other costs	(41)	(63)	(115)
Net financial expenses	51	57	38
Trade and other receivables	387	508
Trade payables	321	457
Other liabilities	199	281
Secured bank loans received	141	449
Debt	194	39
Associates
Disclosure of transactions between related parties [line items]
Net revenues	17	30	73
Cost of revenues	186	229	52
Selling, general and other costs	(1)	(2)	(3)
Net financial expenses	0	(1)	1
Trade and other receivables	45	34
Trade payables	41	33
Other liabilities	8	10
Secured bank loans received	0	0
Debt	0	0
Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Net revenues	392	567	609
Cost of revenues	476	544	649
Selling, general and other costs	131	113	143
Net financial expenses	0	0	0
Trade and other receivables	65	80
Trade payables	149	118
Other liabilities	11	15
Secured bank loans received	0	0
Debt	0	0
Unconsolidated subsidiaries
Disclosure of transactions between related parties [line items]
Net revenues	6	7	61
Cost of revenues	7	8	8
Selling, general and other costs	4	4	3
Net financial expenses	0	1	(1)
Trade and other receivables	16	17
Trade payables	9	7
Other liabilities	1	1
Secured bank loans received	0	0
Debt	22	26
Related parties
Disclosure of transactions between related parties [line items]
Net revenues	3,189	3,991	4,766
Cost of revenues	2,779	3,399	3,517
Selling, general and other costs	93	52	28
Net financial expenses	51	57	38
Trade and other receivables	513	639
Trade payables	520	615
Other liabilities	219	307
Secured bank loans received	141	449
Debt	216	65
Tofas | Joint ventures
Disclosure of transactions between related parties [line items]
Net revenues	728	926	1,287
Cost of revenues	2,086	2,572	2,779
Selling, general and other costs	9	7	9
Net financial expenses	0	0	0
Trade and other receivables	18	11
Trade payables	171	176
Other liabilities	39	40
Secured bank loans received	0	0
Debt	0	0
Sevel S.p.A. | Joint ventures
Disclosure of transactions between related parties [line items]
Net revenues	205	402	392
Cost of revenues	1	1	0
Selling, general and other costs	5	4	5
Net financial expenses	0	0	0
Trade and other receivables	28	20
Trade payables	0	0
Other liabilities	1	2
Secured bank loans received	0	0
Debt	13	11
FCA Bank S.p.A. | Joint ventures
Disclosure of transactions between related parties [line items]
Net revenues	1,686	1,611	1,715
Cost of revenues	23	28	26
Selling, general and other costs	(19)	(21)	(20)
Net financial expenses	52	56	36
Trade and other receivables	278	395
Trade payables	139	258
Other liabilities	151	232
Secured bank loans received	141	449
Debt	181	28
GAC FCA JV | Joint ventures
Disclosure of transactions between related parties [line items]
Net revenues	151	419	569
Cost of revenues	0	11	0
Selling, general and other costs	(36)	(49)	(105)
Net financial expenses	0	0	0
Trade and other receivables	62	63
Trade payables	11	22
Other liabilities	0	1
Secured bank loans received	0	0
Debt	0	0
Fiat India Automobiles Limited | Joint ventures
Disclosure of transactions between related parties [line items]
Net revenues	2	2	25
Cost of revenues	0	0	1
Selling, general and other costs	0	0	0
Net financial expenses	0	0	0
Trade and other receivables	1	0
Trade payables	0	0
Other liabilities	8	6
Secured bank loans received	0	0
Debt	0	0
Other related parties | Joint ventures
Disclosure of transactions between related parties [line items]
Net revenues	2	27	35
Cost of revenues	0	6	2
Selling, general and other costs	0	(4)	(4)
Net financial expenses	(1)	1	2
Trade and other receivables	0	19
Trade payables	0	1
Other liabilities	0	0
Secured bank loans received	0	0
Debt	0	0
Other related parties | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Net revenues	5	2	1
Cost of revenues	0	0	0
Selling, general and other costs	37	26	26
Net financial expenses	0	0	0
Trade and other receivables	4	2
Trade payables	13	2
Other liabilities	0	0
Secured bank loans received	0	0
Debt	0	0
CNHI | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Net revenues	357	501	526
Cost of revenues	332	326	329
Selling, general and other costs	11	6	2
Net financial expenses	0	0	0
Trade and other receivables	49	53
Trade payables	87	71
Other liabilities	11	12
Secured bank loans received	0	0
Debt	0	0
Ferrari N.V. | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Net revenues	30	64	82
Cost of revenues	144	218	320
Selling, general and other costs	1	4	1
Net financial expenses	0	0	0
Trade and other receivables	12	25
Trade payables	49	45
Other liabilities	0	3
Secured bank loans received	0	0
Debt	0	0
Directors, Statutory Auditors and Key Management | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Net revenues	0	0	0
Cost of revenues	0	0	0
Selling, general and other costs	82	77	114
Net financial expenses	€ 0	€ 0	€ 0